Note 8 - Property and Equipment (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	January 31,	January 31,
	2020	2019
Cost
Computer equipment and software	34,442	34,870
Furniture and fixtures	1,432	1,262
Leasehold improvements	778	444
Equipment installed with customers	1,289	–
Assets under construction	829	–
	38,770	36,576
Accumulated depreciation
Computer equipment and software	23,730	23,070
Furniture and fixtures	816	634
Leasehold improvements	290	260
Equipment installed with customers	203	–
	25,039	23,964
Net	13,731	12,612